STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - 6 months ended Dec. 31, 2020 - USD ($)	Total	Common Stock [Member] Class A ordinary shares	Common Stock [Member] Class B ordinary shares	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance (in shares) at Jul. 09, 2020		0	0
Balance at Jul. 09, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of Class B ordinary shares to Sponsor (in shares)		0	20,125,000
Issuance of Class B ordinary shares to Sponsor	$ 25,000	$ 0	$ 2,013	22,987	0
Sale of Units, net of underwriting discount and offering expenses (in shares)	80,500,000	80,500,000	0
Sale of Units, net of underwriting discount and offering expenses	$ 762,340,938	$ 8,050	$ 0	762,332,888	0
Sale of Private Placement Warrants	16,000,000	$ 0	$ 0	16,000,000	0
Ordinary shares subject to possible redemption (in shares)		(77,270,301)	0
Ordinary shares subject to possible redemption	(772,719,537)	$ (7,727)	$ 0	(772,711,810)	0
Net loss	(646,393)	$ 0	$ 0	0	(646,393)
Balance (in shares) at Dec. 31, 2020		3,229,699	20,125,000
Balance at Dec. 31, 2020	$ 5,000,008	$ 323	$ 2,013	$ 5,644,065	$ (646,393)